Provision for decommissioning costs (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 20,103	$ 18,600	$ 15,474	$ 15,619
Onshore [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	455	418
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	4,844	4,399
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	10,622	9,988
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 4,182	$ 3,795